Share-Based Compensation - Schedule of Restricted Share Unit Activity (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Restricted Share Unit [Member]
Schedule of Restricted Share Unit Activity [Line Items]
Outstanding beginning balance	3,617,840
Weighted Average Grant-Date Fair Value, Non-vested beginning balance	$ 6.45
Outstanding,Granted	19,890,515
Weighted Average Grant-Date Fair Value,Granted	$ 4.84	$ 9.49
Outstanding, Cancelled/forfeited	(376,057)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited	$ 6.42
Outstanding, Shares Delivered	(2,756,938)
Weighted Average Grant-Date Fair Value, Shares Delivered	$ 6.06
Outstanding ending balance	20,375,360
Weighted Average Grant-Date Fair Value, Non-vested ending balance	$ 4.93
Restricted Share Award [Member]
Schedule of Restricted Share Unit Activity [Line Items]
Outstanding beginning balance
Weighted Average Grant-Date Fair Value, Non-vested beginning balance
Outstanding,Granted	1,010,000
Weighted Average Grant-Date Fair Value,Granted	$ 5.48
Outstanding, Vested	(260,000)
Weighted average trading prices	$ 5.45
Outstanding, Cancelled/forfeited
Weighted Average Grant-Date Fair Value, Cancelled/forfeited
Outstanding ending balance	750,000
Weighted Average Grant-Date Fair Value, Non-vested ending balance	$ 5.49